Consolidated Statements of Shareholder's Equity (Unaudited) - 10-Q - USD ($) $ in Millions	Total	Common stock	Additional paid- in capital	Accumulated other comprehensive loss	Accumulated deficit
Balance at beginning of period at Dec. 31, 2018	$ 956	$ 1	$ 4,333	$ (81)	$ (3,297)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income (loss)	63			(12)	75
Balance at end of period at Dec. 31, 2019	1,019	1	4,333	(93)	(3,222)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income (loss)	108			23	85
Balance at end of period at Dec. 31, 2020	1,427	1	4,633	(70)	(3,137)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income (loss)	28			(1)	29
Balance at end of period at Mar. 31, 2021	1,455	1	4,633	(71)	(3,108)
Balance at beginning of period at Dec. 31, 2020	1,427	1	4,633	(70)	(3,137)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income (loss)	166			12	154
Balance at end of period at Dec. 31, 2021	1,593	1	4,633	(58)	(2,983)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Total comprehensive income (loss)	42			6	36
Balance at end of period at Mar. 31, 2022	$ 1,635	$ 1	$ 4,633	$ (52)	$ (2,947)